DEBT - Canadian Loans (Other Government Loans) (Details) $ in Thousands, $ in Thousands	Aug. 12, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 12, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
Debt Instrument [Line Items]
Total outstanding principal balance		$ 152,782		$ 187,156
Total PPP and other governmental loans		134,396		173,233
Canada Emergency Business Account ("CEBA")
Debt Instrument [Line Items]
Total outstanding principal balance		52		55
Canada Emergency Business Account ("CEBA") | Line of Credit
Debt Instrument [Line Items]
Total outstanding principal balance		$ 52	$ 70	55	$ 70
Amount of loan				16	$ 20		$ 39	$ 50
Canada Emergency Business Account ("CEBA") | Minimum
Debt Instrument [Line Items]
Loan forgiveness (percent)		0.25%	0.25%
Canada Emergency Business Account ("CEBA") | Maximum
Debt Instrument [Line Items]
Loan forgiveness (percent)		0.75%	0.75%
Highly Affected Sectors Credit Availability Program ("HASCAP")
Debt Instrument [Line Items]
Total outstanding principal balance		$ 179	$ 243	198
Fixed interest rate (in percent)	4.00%					4.00%
Term of loan (in years)	10 years
Amount of loan	$ 198					$ 250
Governmental Loans
Debt Instrument [Line Items]
Total PPP and other governmental loans		$ 231		$ 2,253